INVESTMENT SECURITIES - Carrying value and estimated market values of investment securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Available-for-sale:
Available-for-sale securities, amortized cost basis	$ 45,957	$ 48,443
Available-for-sale securities, gross unrealized gains	866	924
Available-for-sale Securities, gross unrealized (loss)	(1,166)	(1,286)
Total available-for-sale securities	45,657	48,081
Held-to-maturity:
Total held-to-maturity securities, amortized cost basis	164,096	142,176
Total held-to-maturity securities, gross unrealized gain	2,140	2,147
Total held-to-maturity securities gross unrealized (loss)	(592)	(1,066)
Held-to-maturity securities, fair value (in dollars)	165,644	143,257
Debt securities
Available-for-sale:
Total available-for-sale securities, amortized cost basis	35,957	38,443
Total available-for-sale securities, gross unrealized gain	866	924
Total available-for-sale securities, gross unrealized (loss)	(1,166)	(1,286)
Total available-for-sale securities, fair Value	35,657	38,081
Debt securities | U.S. Government and government-sponsored securities
Available-for-sale:
Available-for-sale due in one through five years, amortized cost basis	$ 1,000
Available-for-sale due in one through five years, gross unrealized gain
Available-for-sale due in one through five years, gross unrealized (loss)	$ (9)
Available-for-sale due in one through five years, fair value	991
Available-for-sale from five through ten years, amortized cost basis		$ 1,000
Available-for-sale from five through ten years, gross unrealized gain
Available-for-sale from five through ten years, gross unrealized (loss)		$ (24)
Available-for-sale from five through ten years, fair value		976
Held-to-maturity:
Held-to-maturity from one through five years, amortized cost basis	9,245	5,262
Held-to-maturity from one through five years, gross unrealized gain	70	4
Held-to-maturity from one through five years, gross unrealized (loss)	(4)	(28)
Held-to-maturity from one through five years, fair value	9,311	5,238
Held-to-maturity from five through ten years, amortized cost basis	954	4,929
Held-to-maturity from five through ten years, gross unrealized gains	$ 98	$ 122
Held-to-maturity from five through ten years, gross unrealized (loss)
Held-to-maturity from five through ten years, fair value	$ 1,052	$ 5,051
Total held-to-maturity securities, amortized cost basis	10,199	10,191
Total held-to-maturity securities, gross unrealized gain	168	126
Total held-to-maturity securities gross unrealized (loss)	(4)	(28)
Held-to-maturity securities, fair value (in dollars)	10,363	10,289
Debt securities | Corporate bonds and other securities
Available-for-sale:
Available-for-sale due after ten years, amortized cost basis	$ 5,999	$ 5,999
Available-for-sale due after ten years, gross unrealized gain
Available-for-sale due after ten years, gross unrealized (loss)	$ (795)	$ (836)
Available-for-sale due after ten years, fair value	5,204	5,163
Debt securities | U.S. Government sponsored and guaranteed mortgage-backed securities
Available-for-sale:
Available-for-sale due in one through five years, amortized cost basis	391	684
Available-for-sale due in one through five years, gross unrealized gain	$ 14	$ 37
Available-for-sale due in one through five years, gross unrealized (loss)
Available-for-sale due in one through five years, fair value	$ 405	$ 721
Available-for-sale from five through ten years, amortized cost basis	9,374	11,593
Available-for-sale from five through ten years, gross unrealized gain	$ 125	$ 189
Available-for-sale from five through ten years, gross unrealized (loss)
Available-for-sale from five through ten years, fair value	$ 9,499	$ 11,782
Available-for-sale due after ten years, amortized cost basis	13,280	12,426
Available-for-sale due after ten years, gross unrealized gain	419	377
Available-for-sale due after ten years, gross unrealized (loss)	(1)	(44)
Available-for-sale due after ten years, fair value	13,698	12,759
Total available-for-sale securities, amortized cost basis	23,045	24,703
Total available-for-sale securities, gross unrealized gain	558	603
Total available-for-sale securities, gross unrealized (loss)	(1)	(44)
Total available-for-sale securities, fair Value	23,602	25,262
Held-to-maturity:
Held-to-maturity from five through ten years, amortized cost basis	3,304	4,445
Held-to-maturity from five through ten years, gross unrealized gains	$ 127	$ 190
Held-to-maturity from five through ten years, gross unrealized (loss)
Held-to-maturity from five through ten years, fair value	$ 3,431	$ 4,635
Held-to-maturity after ten years, amortized cost basis	150,593	127,540
Held-to-maturity after ten years gross unrealized gain	1,845	1,831
Held-to-maturity after ten years, gross unrealized (loss)	(588)	(1,038)
Held-to-maturity after ten years gross, fair value	151,850	128,333
Total held-to-maturity securities, amortized cost basis	153,897	131,985
Total held-to-maturity securities, gross unrealized gain	1,972	2,021
Total held-to-maturity securities gross unrealized (loss)	(588)	(1,038)
Held-to-maturity securities, fair value (in dollars)	155,281	132,968
Debt securities | Non-agency mortgage-backed securities
Available-for-sale:
Available-for-sale due after ten years, amortized cost basis	5,913	6,741
Available-for-sale due after ten years, gross unrealized gain	308	321
Available-for-sale due after ten years, gross unrealized (loss)	(361)	(382)
Available-for-sale due after ten years, fair value	5,860	6,680
Equity securities | Auction rate preferred
Available-for-sale:
Available-for-sale equity securities, amortized cost basis, due after 10 years	$ 10,000	$ 10,000
Available-for-sale equity securities, gross unrealized gains, due after 10 years
Available-for-sale equity securities, gross unrealized (loss), due after 10 years
Available-for-sale equity securities, fair value, due after 10 years	$ 10,000	$ 10,000